Shareholder Report, Average Annual Return (Details)	12 Months Ended											60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025
C000032051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	12/25	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15
C000052080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	12/25	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15
Without Sales Load [Member] | C000032051
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%											(17.83%)	4.98%
Without Sales Load [Member] | C000052080
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%											(2.97%)	7.66%
NASDAQ Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%											13.35%	17.66%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%											14.42%	14.82%
WilderHill Clean Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	53.00%											(21.16%)	3.19%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%											14.42%	14.82%